SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2018
Statement [Line Items]
SHORT-TERM INVESTMENTS [Text Block]
4.	SHORT-TERM INVESTMENTS

As at December 31, 2018, the Company had $1,505,161 (December 31, 2017 - $3,704,131) invested in Canadian dollar denominated guaranteed investment certificates, including accrued interest of $5,161 (December 31, 2017 - $17,270).